Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000002943 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002943 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002943 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002943 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002943 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002943 | Caterpillar Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002943 | Brown-Forman Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002943 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002943 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002943 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002943 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000002943 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002943 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002943 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002943 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002943 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000002943 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002943 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002943 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002943 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002943 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002943 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002943 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000002943 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002942 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002942 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002942 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002942 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002942 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002942 | Caterpillar Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002942 | Brown-Forman Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002942 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002942 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002942 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002942 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000002942 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002942 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002942 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002942 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002942 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000002942 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002942 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002942 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002942 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002942 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002942 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002942 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000002942 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000034307 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034307 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034307 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034307 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034307 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034307 | Caterpillar Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034307 | Brown-Forman Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034307 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034307 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034307 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034307 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000034307 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034307 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034307 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000034307 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000034307 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034307 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034307 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034307 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034307 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034307 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034307 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034307 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000034307 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002940 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002940 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002940 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002940 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002940 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002940 | Caterpillar Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002940 | Brown-Forman Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002940 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002940 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002940 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002940 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000002940 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002940 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002940 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002940 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002940 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000002940 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002940 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002940 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002940 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002940 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002940 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002940 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000002940 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%